Other Income - Summary of Other Income (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Nov. 28, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Material income [abstract]
Income from operating leases		¥ 235,044	¥ 276,850	¥ 250,460
Income related to disposal of assets leased		112,344	322,673	152,564
Income related to IT solution services		33,828	29,172	37,678
Gains on disposal of property, plant and equipment, and other intangible assets		541	852	937
Reversal of impairment losses of investments in associates and joint ventures		2,402	8,123
Gains on step acquisition of subsidiaries	¥ 47,887			20,344
Others		121,507	118,185	111,842
Total other income		¥ 505,666	¥ 755,855	¥ 573,825